Revenue - Remaining Performance Obligations (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations
Unsatisfied performance obligations	€ 58.0	€ 46.9
Percentage allocated to remaining performance obligations	50.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	over the next 12 months
Performance obligations
Disclosure of performance obligations
Unsatisfied performance obligations	€ 44.3	€ 32.4